Deposits (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Deposits:
NOW accounts and MMDA	$ 44,218,000	$ 41,795,000
Regular savings accounts	19,867,000	17,873,000
Total	64,085,000	59,668,000
Certificates of deposit	73,198,000	78,372,000
Total interest-bearing deposits	137,283,000	138,040,000
Maturities of certificates of deposit:
Less than 1 Year	39,160,000
1-2 Years	16,338,000
2-3 Years	7,007,000
3-5 Years	8,406,000
Greater than 5 Years	2,287,000
Certificates of deposit in denominations of $100,000 or more	25,993,000	25,499,000
Interest expense on deposits:
NOW and MMDAs	95,000	159,000
Savings accounts	10,000	9,000
Certificates of deposit	929,000	1,381,000
Total	1,034,000	1,549,000
Deposits from related parties	1,271,000	698,000
0.50 percent to 0.99 percent [Member]
Deposits:
Certificates of deposit	42,698,000	38,802,000
Maturities of certificates of deposit:
Less than 1 Year	30,190,000
1-2 Years	10,916,000
2-3 Years	1,563,000
3-5 Years	29,000
Greater than 5 Years
1.00 percent to 1.99 percent [Member]
Deposits:
Certificates of deposit	15,962,000	18,343,000
Maturities of certificates of deposit:
Less than 1 Year	3,514,000
1-2 Years	3,540,000
2-3 Years	953,000
3-5 Years	7,831,000
Greater than 5 Years	124,000
2.00 percent to 2.99 percent [Member]
Deposits:
Certificates of deposit	10,746,000	16,057,000
Maturities of certificates of deposit:
Less than 1 Year	3,296,000
1-2 Years	1,458,000
2-3 Years	3,961,000
3-5 Years	459,000
Greater than 5 Years	1,572,000
3.00 percent to 3.99 percent [Member]
Deposits:
Certificates of deposit	3,398,000	4,078,000
Maturities of certificates of deposit:
Less than 1 Year	1,899,000
1-2 Years	424,000
2-3 Years	484,000
3-5 Years
Greater than 5 Years	591,000
4.00 percent to 4.99 percent [Member]
Deposits:
Certificates of deposit	394,000	1,092,000
Maturities of certificates of deposit:
Less than 1 Year	261,000
1-2 Years
2-3 Years	46,000
3-5 Years	87,000
Greater than 5 Years